FIRST AMERICAN INVESTMENT FUNDS, INC.

                           FIRST AMERICAN INCOME FUNDS

                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                            CLASS S SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 28, 2002. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

SUPPLEMENT TO BOND IMMDEX FUND AND HIGH YIELD BOND FUND

The Board of Directors of First American Investment Funds, Inc. has approved the merger of Bond IMMDEX Fund into Fixed Income Fund and the merger of High Yield Bond Fund into Strategic Income Fund. EFFECTIVE DECEMBER 16, 2002, BOND IMMDEX FUND IS CLOSED TO ALL NEW INVESTORS. HIGH YIELD BOND FUND WILL REMAIN OPEN TO NEW INVESTORS. The mergers must be approved by the shareholders of Bond IMMDEX Fund and High Yield Bond Fund, respectively. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders sometime during the first quarter of 2003.

Also effective December 16, 2002, the investment advisor is eliminating the fee waiver for each share class of Bond IMMDEX Fund. (The investment advisor's contractual obligation to waive fees ended on September 30, 2002.) As a result, annual fund operating expenses, which are deducted from fund assets and, therefore, indirectly borne by shareholders, will increase. A revised Bond IMMDEX Fund Fee and Expense Table with information for each of Class A, Class B, Class C, Class S, and Class Y shares is set forth below:

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)            CLASS A     CLASS B     CLASS C     CLASS S     CLASS Y
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                             4.25%       5.00%       2.00%       None        None
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASE                        4.25%(1)    0.00%       1.00%       None        None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   0.00%(2)    5.00%       1.00%       None        None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS,
 WHICHEVER IS LESS)

ANNUAL MAINTENANCE FEE(3)                                               $ 25        $ 25        $ 25        None        None
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500

ANNUAL FUND OPERATING EXPENSES(4) (expenses that are deducted from fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                        0.30%       0.30%       0.30%       0.30%       0.30%
 Distribution and Service (12b-1) Fees                                  0.25%       1.00%       1.00%       None        None
 Other Expenses                                                         0.31%       0.31%       0.31%       0.56%(5)    0.31%
 TOTAL ANNUAL FUND OPERATING EXPENSES                                   0.86%       1.61%       1.61%       0.86%       0.61%
-----------------------------------------------------------------------------------------------------------------------------

(1)Certain investors may qualify for reduced sales charges. See the prospectus, "Buying Shares -- Calculating Your Share Price" for more information.
(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See the prospectus, "Buying Shares -- Calculating Your Share Price" for more information.
(3)The fund reserves the right to charge your account an annual maintenance fee of $25 if your balance falls below $500 as a result of selling or exchanging shares. See the prospectus "Policies & Services -- Selling Shares, Accounts with Low Balances" for more information.
(4)Annual Fund Operating Expenses are based the fund's most recently completed fiscal year, adjusted to take into account the termination of fee waivers.
(5)Class S shares carry a 0.25% shareholder servicing fee.


SUPPLEMENT TO STRATEGIC INCOME FUND

The main investment strategy of Strategic Income Fund, as set forth in the fund's prospectus(es), provides that the fund invest primarily in a combination of three different categories of investment. Historically, the fund's assets have been invested in all three investment categories, with no more than 50% of the fund's total assets invested in any one category. Effective immediately, the main investment strategy of Strategic Income fund is amended such that the fund may invest without limitation in any of the three investment categories.

--------------------------------------------------------------------------------
      NOT FDIC INSURED           NO BANK GUARANTEE          MAY LOSE VALUE
--------------------------------------------------------------------------------

IF YOU HAVE QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                     FIRST AMERICAN MID AND SMALL CAP FUNDS

                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                            CLASS S SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 28, 2002. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

SUPPLEMENT TO MICRO CAP FUND

Effective immediately, Micro Cap Fund is open to all investors. Previously, the fund was only open to existing shareholders in existing accounts, or existing shareholders in new accounts where the existing shareholder was a full or partial owner. Purchases of shares of the fund are still subject to any standard restrictions set forth in the fund's prospectus(es) and Statement of Additional Information.

In addition, the fund's main investment strategy is expanded such that, under normal market conditions, the fund will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this supplement, market capitalizations of companies in the Russell 2000 Index ranged from $8 million to $1.8 billion.

Previously, the fund invested primarily in common stocks of companies with market capitalizations, at the time of purchase, of below $500 million.


SUPPLEMENT TO MID CAP GROWTH FUND AND SMALL CAP GROWTH FUND

The Board of Directors of First American Investment Funds, Inc. has approved the merger of Mid Cap Growth Fund into Mid Cap Core Fund and the merger of Small Cap Growth Fund into Small Cap Core Fund. CONSEQUENTLY, EFFECTIVE DECEMBER 16, 2002, MID CAP GROWTH FUND AND SMALL CAP GROWTH FUND ARE CLOSED TO ALL NEW INVESTORS. The mergers must be approved by the shareholders of Mid Cap Growth Fund and Small Cap Growth Fund, respectively. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders sometime during the first quarter of 2003.





--------------------------------------------------------------------------------
      NOT FDIC INSURED           NO BANK GUARANTEE          MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                           FIRST AMERICAN SECTOR FUNDS

                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                            CLASS S SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 28, 2002. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

SUPPLEMENT TO HEALTH SCIENCES FUND

The Board of Directors of First American Investment Funds, Inc. has approved the merger of Health Sciences Fund into Large Cap Core Fund. CONSEQUENTLY, EFFECTIVE DECEMBER 16, 2002, HEALTH SCIENCES FUND IS CLOSED TO ALL NEW INVESTORS. The merger must be approved by the shareholders of Health Sciences Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders sometime during the first quarter of 2003.





--------------------------------------------------------------------------------
      NOT FDIC INSURED           NO BANK GUARANTEE          MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                         FIRST AMERICAN LARGE CAP FUNDS

                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                            CLASS S SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 28, 2002. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

SUPPLEMENT TO LARGE CAP GROWTH FUND

The Board of Directors of First American Investment Funds, Inc. has approved the merger of Large Cap Growth Fund into Large Cap Core Fund. CONSEQUENTLY, EFFECTIVE DECEMBER 16, 2002, LARGE CAP GROWTH FUND IS CLOSED TO ALL NEW INVESTORS. The merger must be approved by the shareholders of Large Cap Growth Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders sometime during the first quarter of 2003.





--------------------------------------------------------------------------------
      NOT FDIC INSURED           NO BANK GUARANTEE          MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                       FIRST AMERICAN INTERNATIONAL FUNDS

                CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                            CLASS S SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS

                       SUPPLEMENT DATED DECEMBER 12, 2002
                      TO PROSPECTUS DATED JANUARY 28, 2002

THIS INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 28, 2002. THIS SUPPLEMENT AND EACH PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF EACH PROSPECTUS, PLEASE CALL 800-677-FUND.

                               ----------------

SUPPLEMENT TO EMERGING MARKETS FUND

The Board of Directors of First American Investment Funds, Inc. has approved the merger of Emerging Markets Fund into International Fund. CONSEQUENTLY, EFFECTIVE DECEMBER 16, 2002, EMERGING MARKETS FUND IS CLOSED TO ALL NEW INVESTORS. The merger must be approved by the shareholders of Emerging Markets Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders sometime during the first quarter of 2003.





--------------------------------------------------------------------------------
      NOT FDIC INSURED           NO BANK GUARANTEE          MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.